[LETTERHEAD OF THACHER PROFFITT]



                                                    January 27, 2006



Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

         Deutsche ALT-A Securities, Inc. Registration Statement on Form S-3 relating to Mortgage Pass-Through Certificates and
         Mortgage-backed Notes, Issued in Series, Combined With
         Registration Statement No. 333-0001199474 Pursuant to Rule 429


Ladies and Gentlemen:

         On behalf of Deutsche ALT-A Securities, Inc. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, payment of the filing fee, in the amount of $107.00 has been made to you on behalf of the Registrant by wire transfer in federal same day funds.

         The primary objectives of the above-captioned Registration Statement are to register an additional $1,000,000 of Mortgage Pass-Through Certificates and Mortgage-Backed Notes, issued in Series and to incorporate revisions relating to Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-0001199474 pursuant to Rule 429 under the Securities Act of 1933, as amended. It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.

         If you require any additional information, please call the undersigned at (212) 912-7450 or Edward Southgate at (212) 912-7559.

                                                    Very truly yours,

                                                    /s/ Stephen S. Kudenholdt
                                                    ----------------------------
                                                    Stephen S. Kudenholdt

Copy with enclosures to:
Max Webb
Division of Corporation Finance